Commitments (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013 M acre Y
Commitments 1	$ 400
Commitments 2	100
Commitments 3	238,200
Commitments 4	70
Commitments 5	280
Commitments 6	164,600
Commitments 7	166,740
Commitments 8	3.5
Commitments 9	15.00%
Commitments 10	140
Commitments 11	60,340
Commitments 12	58,380
Commitments 13	140
Commitments 14	3,640
Commitments 15	3,640
Commitments 16	140
Commitments 17	13,860
Commitments 18	13,860
Commitments 19	1
Commitments 20	5
Commitments 21	2.00
Commitments 22	1.00
Commitments 23	10
Commitments 24	20
Commitments 25	1
Commitments 26	2
Commitments 27	7,515
Commitments 28	8,254
Commitments 29	41,269
Commitments 30	7,515
Commitments 31	6,776
Commitments 32	2
Commitments 33	75,150
Commitments 34	1
Commitments 35	2
Commitments 36	12
Commitments 37	2,280
Commitments 38	25,077
Commitments 39	3,620
Commitments 40	42,810
Commitments 41	$ 14,480